Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management
Schedule of notional amounts and strike prices of derivative financial instruments

	Position as of December 31, 2020
	Jet fuel Asian call and Zero-Cost
	collars option contracts maturities
	1 Half 2021		2 Half 2021		2021 Total
Jet fuel risk Asian Calls
Notional volume in gallons (thousands)*		7,280		—		7,280
Strike price agreed rate per gallon (U.S.dollars) **	US$	1.90		—	US$	1.90
Approximate percentage of hedge (of expected consumption value)		6%		—%		3%
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*		7,556		—		7,556
Strike price agreed rate per gallon (U.S. dollars) **	US$	1.23/1.93	US$	—	US$	1.23/1.93
Approximate percentage of hedge (of expected consumption value)		6%		—%		3%
All-in
Approximate percentage of hedge (of expected consumption value)		12%		—%		6%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

Schedule of Fuel Sensitivity

	As of December 31,
	2021	2020
	Operating costs	Operating costs
	(In thousands of U.S. dollars)
+ US$0.01 per gallon	2,731	1,762
- US$0.01 per gallon	(2,731)	(1,762)

Schedule of foreign exchange exposure

	USD		Mexican Pesos		Others*		Total
Assets:
Cash, cash equivalents and restricted cash	Ps.	14,311,541	Ps.	817,735	Ps.	125,600	Ps.	15,254,876
Other accounts receivable, net		830,688		193,727		10,189		1,034,604
Guarantee deposits		10,992,268		—		6,772		10,999,040
Total assets	Ps.	26,134,497	Ps.	1,011,462	Ps.	142,561	Ps.	27,288,520

Liabilities:
Financial debt	Ps.	3,552,092	Ps.	2,724,588	Ps.	—	Ps.	6,276,680
Lease liabilities		53,326,884		—		1,588		53,328,472
Suppliers		2,504,827		3,290,110		127,667		5,922,604
Other taxes and fees payable		62,533		2,300,533		337,117		2,700,183
Total liabilities	Ps.	59,446,336	Ps.	8,315,231	Ps.	466,372	Ps.	68,227,939
Net foreign currency position	Ps.	(33,311,839)	Ps.	(7,303,769)	Ps.	(323,811)	Ps.	(40,939,419)

*The foreign exchange exposure includes: Quetzales, Colombian pesos and Colones.

	Thousands of U.S. dollars
	2020
Assets:
Cash, cash equivalents and restricted cash	US$	495,612
Other accounts receivable, net		39,997
Guarantee deposits		479,566
Derivative financial instruments		10
Total assets	US$	1,015,185

Liabilities:
Financial debt (Note 5)	US$	183,806
Lease liabilities		2,334,153
Suppliers		174,553
Other taxes and fees payable		16,105
Derivative financial instruments		484
Total liabilities		2,709,101
Net foreign currency position	US$	(1,693,916)

Schedule of contractual principal payments required on financial liabilities and derivative instruments fair value

	December 31, 2021
		Within one	One to five
		year	years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	3,535,649	Ps.	—	Ps.	3,535,649
Asset backed trust note (“CEBUR”) (Note 5)		500,000		2,250,000		2,750,000

Lease liabilities:
Aircraft, engines, land and buildings leases		5,842,492		43,807,747		49,650,239
Aircraft and engine lease return obligation		451,788		3,436,001		3,887,789
Total	Ps.	10,329,929	Ps.	49,493,748	Ps.	59,823,677

	December 31, 2020
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,096,543	Ps.	2,554,069	Ps.	3,650,612
Short-term working capital facilities (Note 5)		200,000		—		200,000
Asset backed trust note (“CEBUR”) (Note 5)		250,000		1,250,000		1,500,000

Derivative financial instruments:
Jet fuel Asian Zero-Cost collars options contracts		9,657		—		9,657
Lease liabilities:
Aircraft, engines, land and buildings leases		6,484,092		37,646,450		44,130,542
Aircraft and engine lease return obligation		86,801		2,417,683		2,504,484
Total	Ps.	8,127,093	Ps.	43,868,202	Ps.	51,995,295

Summary of impact on the equity due to changes in the fair value of forward exchange contracts

	Change in	Effect on profit
	MXN$ rate	before tax

2021	+5%	Ps.	(69,942)
	-5%		69,942

	Change in	Effect on profit
	USD$ rate	before tax
2021	+5%	Ps.	(1,439,653)
	-5%		1,439,653

2020	+5%	Ps.	(253,763)
	-5%		253,763

Schedule of sensitivity analysis of change in fair value of interest hedging instrument

	Change in
	MX$ rate	Effect on cap
2021	+0.01%	Ps.	(30.86)
	-0.01%		30.86

2020	+0.01%	Ps.	(0.28)
	-0.01%		0.28

	Change in
	MX$ rate	Effect on cap
2021	+0.01%	Ps.	(165.44)
	-0.01%		165.44

Schedule of debt sensitivity analysis

	As of December 31, 2021		As of December 31, 2020
	+ 100 BP	- 100 BP	+ 100 BP	- 100 BP
Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”)	138,476	(138,476)	155,332	(155,332)
Asset backed trust notes (“CEBUR”)	133,173	(133,173)	131,054	(131,054)
Banco Sabadell S.A., Institución de Banca Múltiple (“Sabadell”)	16,064	(16,064)	18,086	(18,086)